Other Non Current Assets (Parenthetical) (Detail)	Dec. 31, 2013
Anji Car Rental And Leasing Company Limited
Other Noncurrent Assets Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Anji Car Rental and Leasing Company - Brazilian Licensee [Member]
Other Noncurrent Assets Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Mercury Car Rentals Limited
Other Noncurrent Assets Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	33.00%